Schedule of Investments (unaudited)
July 31, 2025
 ClearBridge Small Cap Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.5%
Communication Services — 2.1%
Entertainment — 0.3%
Vivid Seats Inc., Class A Shares	1,307,700	$2,026,935 *
Media — 1.8%
Criteo SA, ADR	243,900	5,936,526 *
Gambling.com Group Ltd.	623,000	6,585,110 *
Total Media		12,521,636

Total Communication Services		14,548,571
Consumer Discretionary — 10.0%
Automobile Components — 1.5%
Visteon Corp.	95,598	10,625,718 *
Diversified Consumer Services — 0.9%
Stride Inc.	46,562	5,970,645 *
Hotels, Restaurants & Leisure — 1.0%
First Watch Restaurant Group Inc.	408,000	7,054,320 *
Household Durables — 1.5%
Meritage Homes Corp.	156,600	10,545,444
Leisure Products — 1.2%
YETI Holdings Inc.	225,800	8,295,892 *
Specialty Retail — 3.9%
Academy Sports & Outdoors Inc.	143,600	7,293,444
Murphy USA Inc.	36,465	13,217,833
Valvoline Inc.	195,500	6,891,375 *
Total Specialty Retail		27,402,652

Total Consumer Discretionary		69,894,671
Consumer Staples — 2.5%
Consumer Staples Distribution & Retail — 1.2%
Guardian Pharmacy Services Inc., Class A Shares	393,013	8,213,972 *
Food Products — 1.3%
Utz Brands Inc.	728,542	9,492,902

Total Consumer Staples		17,706,874
Energy — 5.7%
Energy Equipment & Services — 2.2%
Atlas Energy Solutions Inc.	457,000	5,941,000
Valaris Ltd.	191,300	9,302,919 *
Total Energy Equipment & Services		15,243,919
Oil, Gas & Consumable Fuels — 3.5%
Green Plains Inc.	593,100	4,904,937 *
International Seaways Inc.	211,300	8,430,870
Matador Resources Co.	230,340	11,489,359
Total Oil, Gas & Consumable Fuels		24,825,166

Total Energy		40,069,085
Financials — 19.4%
Banks — 10.6%
Bank OZK	272,617	13,440,018
Columbia Banking System Inc.	323,500	7,699,300
Independent Bank Corp. (Massachusetts)	152,200	9,672,310
See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 ClearBridge Small Cap Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Texas Capital Bancshares Inc.	114,300	$9,597,771 *
UMB Financial Corp.	104,300	11,471,957
Wintrust Financial Corp.	112,221	14,362,044
WSFS Financial Corp.	136,400	7,480,176
Total Banks		73,723,576
Consumer Finance — 3.7%
Encore Capital Group Inc.	139,336	5,138,712 *
Jefferson Capital Inc.	219,229	3,698,393 *
OneMain Holdings Inc.	172,500	9,968,775
PROG Holdings Inc.	222,990	7,100,002
Total Consumer Finance		25,905,882
Financial Services — 2.6%
Essent Group Ltd.	137,000	7,670,630
Euronet Worldwide Inc.	109,400	10,631,492 *
Total Financial Services		18,302,122
Insurance — 1.7%
Accelerant Holdings, Class A Shares	83,740	2,306,199 *
Assured Guaranty Ltd.	114,646	9,696,759
Total Insurance		12,002,958
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Redwood Trust Inc.	1,062,200	5,799,612

Total Financials		135,734,150
Health Care — 12.3%
Biotechnology — 2.5%
Arrowhead Pharmaceuticals Inc.	334,300	5,281,940 *
Avidity Biosciences Inc.	89,770	3,295,457 *
Scholar Rock Holding Corp.	246,700	9,140,235 *
Total Biotechnology		17,717,632
Health Care Equipment & Supplies — 0.5%
Beta Bionics Inc.	216,100	3,628,319 *
Health Care Providers & Services — 3.0%
Acadia Healthcare Co. Inc.	196,144	4,270,055 *
HealthEquity Inc.	111,915	10,855,755 *
Privia Health Group Inc.	287,100	5,604,192 *
Total Health Care Providers & Services		20,730,002
Health Care Technology — 0.5%
GoodRx Holdings Inc., Class A Shares	751,500	3,599,685 *
Pharmaceuticals — 5.8%
Axsome Therapeutics Inc.	49,100	4,977,758 *
Corcept Therapeutics Inc.	170,000	11,418,900 *
Prestige Consumer Healthcare Inc.	86,700	6,411,465 *
Tarsus Pharmaceuticals Inc.	135,600	5,263,992 *
Verona Pharma PLC, ADR	115,100	12,095,859 *
Total Pharmaceuticals		40,167,974

Total Health Care		85,843,612
See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2025 Quarterly Report

 ClearBridge Small Cap Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Industrials — 16.2%
Building Products — 1.8%
Janus International Group Inc.	668,500	$5,729,045 *
Tecnoglass Inc.	88,900	6,936,867
Total Building Products		12,665,912
Construction & Engineering — 1.5%
Primoris Services Corp.	113,004	10,641,587
Ground Transportation — 0.7%
Marten Transport Ltd.	401,407	4,881,109
Machinery — 3.2%
AGCO Corp.	56,500	6,665,305
Hillman Solutions Corp.	913,073	7,204,146 *
Terex Corp.	167,600	8,524,136
Total Machinery		22,393,587
Passenger Airlines — 2.5%
Allegiant Travel Co.	121,700	6,284,588 *
SkyWest Inc.	95,300	11,050,988 *
Total Passenger Airlines		17,335,576
Professional Services — 2.1%
ICF International Inc.	73,354	6,153,667
Korn Ferry	116,340	8,245,016
Total Professional Services		14,398,683
Trading Companies & Distributors — 4.4%
Custom Truck One Source Inc.	1,338,068	8,282,641 *
GATX Corp.	74,542	11,381,818
Rush Enterprises Inc., Class A Shares	205,853	11,144,881
Total Trading Companies & Distributors		30,809,340

Total Industrials		113,125,794
Information Technology — 12.0%
Communications Equipment — 1.2%
Extreme Networks Inc.	486,100	8,584,526 *
Electronic Equipment, Instruments & Components — 1.8%
Crane NXT Co.	111,700	6,628,278
Itron Inc.	45,400	5,654,116 *
Total Electronic Equipment, Instruments & Components		12,282,394
IT Services — 1.3%
ASGN Inc.	98,400	4,933,776 *
BigCommerce Holdings Inc., Series 1	909,200	4,345,976 *
Total IT Services		9,279,752
Semiconductors & Semiconductor Equipment — 2.6%
Penguin Solutions Inc.	413,030	9,735,116 *
Photronics Inc.	423,300	8,618,388 *
Total Semiconductors & Semiconductor Equipment		18,353,504
Software — 5.1%
Commvault Systems Inc.	34,448	6,543,398 *
Jamf Holding Corp.	451,800	3,587,292 *
nCino Inc.	232,600	6,495,355 *
Q2 Holdings Inc.	79,900	6,487,880 *
See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 ClearBridge Small Cap Fund
(Percentages shown based on Fund net assets)
	Security		Shares	Value

Software — continued
	Terawulf Inc.		1,248,800	$6,443,808 *
	Zeta Global Holdings Corp., Class A Shares		398,500	6,236,525 *
Total Software				35,794,258

Total Information Technology				84,294,434
Materials — 7.2%
Chemicals — 0.9%
	Quaker Chemical Corp.		55,400	6,338,868
Construction Materials — 1.4%
	Eagle Materials Inc.		42,400	9,509,896
Containers & Packaging — 1.2%
	Silgan Holdings Inc.		174,200	8,105,526
Metals & Mining — 3.7%
	Commercial Metals Co.		132,730	6,883,378
	MP Materials Corp.		235,575	14,487,862 *
	Warrior Met Coal Inc.		94,600	4,860,548
Total Metals & Mining				26,231,788

Total Materials				50,186,078
Real Estate — 7.2%
Diversified REITs — 0.9%
	Alexander & Baldwin Inc.		354,500	6,373,910
Hotel & Resort REITs — 0.9%
	Apple Hospitality REIT Inc.		515,600	6,058,300
Office REITs — 1.9%
	COPT Defense Properties		267,000	7,283,760
	Piedmont Realty Trust Inc.		743,200	5,618,592
Total Office REITs				12,902,352
Retail REITs — 1.5%
	Kite Realty Group Trust		478,636	10,520,419
Specialized REITs — 2.0%
	PotlatchDeltic Corp.		206,800	8,456,052
	Smartstop Self Storage REIT Inc.		170,311	5,770,137
Total Specialized REITs				14,226,189

Total Real Estate				50,081,170
Utilities — 3.9%
Electric Utilities — 1.6%
	Portland General Electric Co.		267,453	10,997,667
Gas Utilities — 1.1%
	ONE Gas Inc.		111,800	8,127,860
Independent Power and Renewable Electricity Producers — 1.2%
	Talen Energy Corp.		21,900	8,268,783 *

Total Utilities				27,394,310
Total Investments before Short-Term Investments (Cost — $534,450,776)				688,878,749
	Rate	Maturity Date
Short-Term Investments — 1.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.127%		4,934,420	4,934,420 (a)
See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2025 Quarterly Report

 ClearBridge Small Cap Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Shares	Value
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.219%		4,934,420	$4,934,420 (a)(b)

Total Short-Term Investments (Cost — $9,868,840)				9,868,840
Total Investments — 99.9% (Cost — $544,319,616)				698,747,589
Other Assets in Excess of Liabilities — 0.1%				781,475
Total Net Assets — 100.0%				$699,529,064

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2025, the total market value of investments in Affiliated Companies was $4,934,420 and the cost was $4,934,420 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
REIT	—	Real Estate Investment Trust
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Small Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Small Cap Fund 2025 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$688,878,749	—	—	$688,878,749
Short-Term Investments†	9,868,840	—	—	9,868,840
Total Investments	$698,747,589	—	—	$698,747,589

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2025. The following transactions were effected in such company for the period ended July 31, 2025.

	Affiliate Value at October 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$12,888,510	$89,653,368	89,653,368	$97,607,458	97,607,458

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$190,375	—	$4,934,420

ClearBridge Small Cap Fund 2025 Quarterly Report